Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Interest income1
Loans	[1]	$ 5,933	$ 6,606	$ 17,950	$ 21,998
Securities
Interest	[1]	937	1,125	2,761	4,420
Dividends	[1]	362	359	1,200	1,310
Deposits with banks	[1]	74	55	231	280
Total interest income	[1]	7,306	8,145	22,142	28,008
Interest expense (Note 20)
Deposits		871	1,507	2,966	7,161
Securitization liabilities		95	79	255	304
Subordinated notes and debentures		95	113	281	326
Other		241	345	771	1,747
Total interest expense		1,302	2,044	4,273	9,538
Net interest income		6,004	6,101	17,869	18,470
Non-interest income
Investment and securities services		1,554	1,368	4,614	4,000
Credit fees		364	359	1,079	1,046
Net securities gain (loss) (Note 5)		30	10	3	8
Trading income (loss)		(16)	474	325	1,158
Income (loss) from non-trading financial instruments at fair value through profit or loss		68	81	184	3
Income (loss) from financial instruments designated at fair value through profit or loss		13	140	(245)	82
Service charges		673	571	1,944	1,960
Card services		632	458	1,784	1,588
Insurance revenue		1,313	1,177	3,629	3,435
Other income (loss)		77	(74)	566	52
Total non-interest income		4,708	4,564	13,883	13,332
Total revenue		10,712	10,665	31,752	31,802
Provision for (recovery of) credit losses (Note 6)		(37)	2,188	(101)	6,325
Insurance claims and related expenses		836	805	2,057	2,256
Non-interest expenses
Salaries and employee benefits		3,046	3,051	9,327	9,011
Occupancy, including depreciation		409	450	1,442	1,350
Technology and equipment, including depreciation		418	407	1,245	1,192
Amortization of other intangibles		174	203	527	610
Communication and marketing		286	258	825	849
Restructuring charges (recovery)		5		46	(8)
Brokerage-related and sub-advisory fees		109	89	315	268
Professional, advisory and outside services		390	317	1,052	1,016
Other		779	532	2,350	1,607
Total non-interest expenses		5,616	5,307	17,129	15,895
Income before income taxes and share of net income from investment in Schwab and TD Ameritrade		4,297	2,365	12,667	7,326
Provision for (recovery of) income taxes		922	445	2,711	1,354
Net income	[2]	3,545	2,248	10,517	6,752
Preferred dividends and distributions on other equity instruments		56	68	186	203
Net income available to common shareholders		$ 3,489	$ 2,180	$ 10,331	$ 6,549
Earnings per share (Canadian dollars) (Note 17)
Basic		$ 1.92	$ 1.21	$ 5.69	$ 3.63
Diluted		1.92	1.21	5.68	3.62
Dividends per common share (Canadian dollars)		$ 0.79	$ 0.79	$ 2.37	$ 2.32
Schwab and TD Ameritrade [member]
Non-interest expenses
Share of net income from investment in Schwab and TD Ameritrade (Note 7)		$ 170	$ 328	$ 561	$ 780

[1]	Includes $6,497 million and $19,682 million, for the three and nine months ended July 31, 2021, respectively (three and nine months ended July 31, 2020 – $7,141 million and $23,710 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 20.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.